Customer Advances and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information customer advances and deferred income [Abstract]
Summary of customer advances and deferred income

	December 31, 2020	December 31, 2019
Customer advances	3,763	972
Unredeemed gift certificates	864	374
Upfront fees under ADS program	408	—
Loyalty points program	148	15
Ozon Premium	48	41

Total	5,231	1,402

Current	4,825	1,402
Non-current	406	—